Provisions (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of other provisions [abstract]
Summary of Provisions Reconciliation

	Customer remediation	Litigation and other regulatory	Bank Levy	Property	ECL on undrawn facilities and guarantees	Restructuring	Other	Total

	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2022	44	166	1	74	38	28	13	364
Additional provisions (See Note 5)	25	16	—	1	10	8	84	144
Provisions released (See Note 5)	(12)	(1)	—	—	—	—	—	(13)
Utilisation and other	(8)	(15)	(1)	(11)	(2)	(12)	(83)	(132)
At 30 June 2022	49	166	—	64	46	24	14	363